S000003461 [Member] Investment Objectives and Goals - Sit International Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION SIT INTERNATIONAL GROWTH FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit International Growth Fund (the “Fund”) seeks long-term growth.